Financial instruments (Details 14) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 30, 2020
Financial instruments [Line Items]
Tax ID No.	77.114.779-8	N/A
Country		Chile
Notional amount	$ 43,396	$ 39,031	$ 51,584
Borrowing costs	$ (2,802)	$ (2,250)
Bank Borrowings Chilean Tax [Member]
Financial instruments [Line Items]
Tax ID No.	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Tax ID No.	O-E	O-E
Financial institution	Scotiabank Cayman	Scotiabank Cayman
Country	USA	USA
Currency or adjustment index	US	US
Effective rate	2.05%	1.98%
Nominal rate	1.36%	1.36%
Non current bonds issued [Member]
Financial instruments [Line Items]
Notional amount	$ 70,000	$ 70,000
Non-current maturities	70,000	70,000
Borrowing costs	(387)	(624)
Total	$ 69,613	$ 69,376
Non current bonds issued [Member] | Bank Borrowings Chilean Tax [Member]
Financial instruments [Line Items]
Company	SQM S.A.	SQM S.A.
Financial institution	Scotiabank Cayman	Scotiabank Cayman
Notional amount	$ 70,000	$ 70,000
Non-current maturities	70,000	70,000
Borrowing costs	(387)	(624)
Total	69,613	69,376
Non current bonds issued [Member] | Between 1 year to 2 [member]
Financial instruments [Line Items]
Notional amount	70,000	0
Non-current maturities	70,000	0
Non current bonds issued [Member] | Between 1 year to 2 [member] | Bank Borrowings Chilean Tax [Member]
Financial instruments [Line Items]
Notional amount	70,000	0
Non-current maturities	70,000	0
Non current bonds issued [Member] | Between 2 years to 3 [member]
Financial instruments [Line Items]
Notional amount	0	70,000
Non-current maturities	0	70,000
Non current bonds issued [Member] | Between 2 years to 3 [member] | Bank Borrowings Chilean Tax [Member]
Financial instruments [Line Items]
Notional amount	0	70,000
Non-current maturities	0	70,000
Non current bonds issued [Member] | Between 3 Years to 4 [member]
Financial instruments [Line Items]
Notional amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Between 3 Years to 4 [member] | Bank Borrowings Chilean Tax [Member]
Financial instruments [Line Items]
Notional amount	0	0
Non-current maturities	$ 0	$ 0